The Eaton Vance Special Investment Trust
For the Total Return Portfolio

[Logo]

Annual Shareholder Report
December 31, 1996

Investment Adviser of Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110
(617) 482-8260

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Investor Services Group, Inc.
P.O. Box 5123
Westborough, MA 01581-5123

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Ma 02109

                  --------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 1996
-------------------------------------------------------------------------------
                              COMMON STOCKS - 83.8%
-------------------------------------------------------------------------------
NAME OF COMPANY                              SHARES           VALUE
-------------------------------------------------------------------------------
ELECTRIC UTILITIES - 48.1%
Carolina Power & Light Co.                     200,000       $  7,300,000
Central Louisiana Electric Co.                 215,600          5,955,950
Cilcorp Inc.                                   227,200          8,321,200
CINergy Corp.                                  525,000         17,521,875
DPL Inc.                                       775,000         18,987,500
DQE, Inc.                                      400,000         11,600,000
Edison International                           800,000         15,900,000
Florida Progress Corp.                         700,000         22,575,000
FPL Group, Inc.                                325,000         14,950,000
Illinova Corp.                                 100,000          2,750,000
LG & E Energy Corp.                            198,000          4,851,000
Long Island Lighting Co.                       100,000          2,212,500
National Grid Holdings*                        706,156          2,362,445
NIPSCO Industries, Inc.                        375,000         14,859,375
PECO Energy Co.                                250,000          6,312,500
Pinnacle West Capital Corp.                    350,000         11,112,500
PowerGen PLC*                                1,506,024         14,754,668
Sierra Pacific Resources                       150,000          4,312,500
Southern Electric*                             200,000          2,724,380
Teco Energy, Inc.                              300,000          7,237,500
Texas Utilities Co.                            300,000         12,225,000
WPS Resources Corp.                            350,000          9,975,000
                                                             ------------
                                                             $218,800,893
                                                             ------------
FINANCIAL SERVICES - 5.4%
Bank Plus Corp                                 475,000       $  5,462,500
Echelon International Corp.*                    46,667            729,166
GCR Holdings Ltd.                              437,000          9,723,250
Security First Network Bank*                    40,000            425,000
Surety Capital Corp.*                           91,900            373,344
Wells Fargo & Co                                30,000          8,092,500
                                                             ------------
                                                             $ 24,805,760
                                                             ------------
MEDIA - 0.5%
Ovation Inc.                                   238,168       $  2,214,962
                                                             ------------

NATURAL GAS UTILITIES - 7.6%
Enserch Corp.                                1,025,000       $ 23,575,000
K N Energy                                     150,000          5,887,500
Wicor Inc.                                     150,000          5,381,250
                                                             ------------
                                                             $ 34,843,750
                                                             ------------
REITS - 10.6%
Beacon Properties Corp.                         80,000       $  2,930,000
Cali Realty Corp.                              600,000         18,525,000
First Industrial Realty Trust, Inc.            100,000          3,037,500
Homestead Village, Inc. Warrants                 5,504             44,720
LTC Properties, Inc.                           150,000          2,775,000
Prime Retail, Inc.                             300,000          3,693,750
Redwood Trust, Inc.                            146,500          5,457,125
Security Capital US Realty Trust*              300,000          3,810,000
Vornado Realty Trust                           150,000          7,875,000
                                                             ------------
                                                             $ 48,148,095
                                                             ------------
TELEPHONE UTILITIES - 11.6%
ACC Corp.                                      264,000       $  7,986,000
Bellsouth Corp.                                250,000         10,093,750
Cellnet Data Systems*                          100,000          1,468,750
GTE Corp.                                       50,000          2,275,000
Intercel Inc.*                                 125,000          1,531,250
LCI International, Inc.*                       150,000          3,225,000
Midcom Communications, Inc.*                   190,000          1,615,000
Premiere Technologies, Inc.*                    90,000          2,272,500
Smartalk Teleservices, Inc.*                   260,000          4,517,500
Telco Communications Group, Inc.*              180,000          3,150,000
Tele Save Holdings, Inc.                       265,000          7,685,000
Trescom International, Inc.*                   859,200          6,873,600
                                                             ------------
                                                             $ 52,693,350
                                                             ------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST,  $326,567,054)                       $381,506,810
                                                             ------------
--------------------------------------------------------------------------------
                       CONVERTIBLE PREFERRED STOCKS - 3.5%
--------------------------------------------------------------------------------
First Washington Realty Trust, 9.75s            45,000       $  1,226,250
Philippines Long Distance
  Telephone, 7s                                150,000          7,650,000
Prime Retail Inc. Series B                      33,206            722,230
SunAmerica Inc., 3.188s*                        40,000          1,690,000
Walden Residential, 9.16s Series B             153,000          4,417,875
                                                             ------------
    TOTAL CONVERTIBLE PREFERRED STOCKS
      (IDENTIFIED COST, $14,532,091)                         $ 15,706,355
                                                             ------------
--------------------------------------------------------------------------------
                             PREFERRED STOCKS - 3.5%
--------------------------------------------------------------------------------
Fidelity Federal Bank, 12s*                    250,000       $  7,062,500
Walden Residential Properties                  340,000          8,670,000
                                                             ------------
    TOTAL PREFERRED STOCKS
      (IDENTIFIED COST, $14,762,500)                         $ 15,732,500
                                                             ------------
--------------------------------------------------------------------------------
                                CONVERTIBLE BONDS - 7.9%
--------------------------------------------------------------------------------
                                             FACE AMOUNT
NAME OF COMPANY                             (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
Assisted Living, 7s, 8/15/05                   $ 2,000       $  2,175,000
Cirrus Logic, 6s, 12/15/03                       2,500          2,290,625
Emeritus Corp., 6.25s, 1/1/06                    4,750          3,859,375
Midcom Communications,
  8.25s, 8/15/03*                               10,000          9,200,000
Novacare Inc. 5.5s, 1/15/00                      5,000          4,575,000
Ovation Inc., 9.75s, 2/22/01*                    2,000          2,000,000
SA Telecommunications,
  10s, 8/15/06                                   3,000          2,925,000
Sterling House, 6.75s, 6/30/06*                  3,000          2,160,000
U.S. Filter Corp., 4.5s, 12/15/99*               2,000          2,042,500
VLSI Technology, 8.25s, 10/1/05*                 5,000          4,975,000
                                                             ------------
    TOTAL CONVERTIBLE BONDS
      (IDENTIFIED COST, $38,409,222)                         $ 36,202,500
                                                             ------------
--------------------------------------------------------------------------------
                             CORPORATE BONDS - 1.1%
--------------------------------------------------------------------------------
Bank United, 10.25s, 12/31/26                  $ 3,000       $  3,000,000
Mego Mortgage Corp., 12.5s, 12/1/01              2,000          2,000,000
                                                             ------------
    TOTAL CORPORATE BONDS
      (IDENTIFIED COST, $5,000,000)                          $  5,000,000
                                                             ------------

--------------------------------------------------------------------------------
                          SHORT-TERM OBLIGATION - 0.6%
--------------------------------------------------------------------------------
Associates Corp. of North America,
  6.5s, 1/2/97                                 $ 2,640       $  2,639,523
                                                             ------------
    TOTAL SHORT-TERM OBLIGATION,
      AT AMORTIZED COST                                      $  2,639,523
                                                             ------------
    TOTAL INVESTMENTS - 100.4%
      (IDENTIFIED COST, $401,910,390)                        $456,787,688
    OTHER ASSETS, LESS LIABILITIES - (0.4%)                    (1,720,693)
                                                             ------------
    NET ASSETS - 100%                                        $455,066,995
                 ===                                         ============

*Non-income producing security.

                 The accompanying notes are an integral part
                         of the financial statements

                ------------------------------------------------
                             FINANCIAL STATEMENTS
                     STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                              December 31, 1996
------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost,
    $401,910,390)                                               $456,787,688
  Cash                                                                 1,841
  Receivable for investments sold                                     30,625
  Dividends receivable                                             1,140,527
  Interest receivable                                              1,080,620
  Deferred organization expenses (Note 1H)                             7,621
  Foreign tax reclaim receivable                                      45,260
  Other receivables                                                   15,213
                                                                ------------
      Total assets                                              $459,109,395

LIABILITIES:
  Payable for investments purchased                 $3,939,797
  Payable to affiliate --
    Trustees' fees                                       5,224
  Accrued expenses                                      97,379
                                                    ----------
      Total liabilities                                            4,042,400
                                                                ------------
NET ASSETS applicable to investors' interest in Portfolio       $455,066,995
                                                                ============

SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
    withdrawals                                                 $400,174,992
  Unrealized appreciation of investments and
    foreign currencies (computed on the basis
    of identified cost)                                           54,892,003
                                                                ------------
      Total net assets                                          $455,066,995
                                                                ============






    The accompanying notes are an integral part of the financial statements

                                      STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------------------------
                               For the Year Ended December 31, 1996
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividend income (net of withholding taxes, $1,559,681)                        $ 29,112,169
    Interest income                                                                  4,332,092
                                                                                  ------------
        Total income                                                              $ 33,444,261
  Expenses --
    Investment adviser fee (Note 3)                            $  3,690,566
    Compensation of Trustees not members of the
      Investment Adviser's organization (Note 3)                     21,333
    Custodian fee                                                   214,625
    Commitment fee (Note 4)                                         142,463
    Legal and accounting services                                    57,359
    Amortization of deferred organization expenses
      (Note 1H)                                                       4,209
    Miscellaneous                                                    65,788
                                                               ------------
      Total expenses                                                                 4,196,343
                                                                                  ------------
        Net investment income                                                     $ 29,247,918

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (identified cost basis) --
    Investment transactions                                    $ 46,853,646
    Foreign currency and forward foreign currency
      exchange contracts                                            14,700
                                                               ------------
      Net realized gain on investments and foreign
        currency                                                                  $ 46,868,346
  Change in unrealized appreciation --
    Investment transactions                                    $(41,696,594)
    Foreign currency transactions and forward foreign
      currency contracts                                             (2,255)
                                                               ------------
      Net change in unrealized appreciation                                        (41,698,849)
                                                                                  ------------
          Net realized and unrealized gain on investments                            5,169,497
                                                                                  ------------
            Net increase in net assets resulting from operations                  $ 34,417,415
                                                                                  ============





    The accompanying notes are an integral part of the financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31,
                                                ------------------------------
                                                     1996            1995
                                                --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                       $  29,247,918   $  24,296,939
    Net realized gain on investment
      transactions                                 46,868,346      16,628,404
    Change in unrealized appreciation
      (depreciation) of investments               (41,698,849)     82,965,652
                                                -------------   -------------
      Net increase in net assets resulting
        from operations                         $  34,417,415   $ 123,890,995
                                                -------------   -------------
  Capital transactions --
    Contributions                               $  18,255,080   $  29,142,153
    Withdrawals                                  (119,275,825)   (136,929,715)
                                                -------------   -------------
      Decrease in net assets resulting from
        capital transactions                    $(101,020,745)  $(107,787,562)
                                                -------------   -------------
        Net increase (decrease) in net assets   $ (66,603,330)  $  16,103,433

NET ASSETS:
  At beginning of year                            521,670,325     505,566,892
                                                -------------   -------------
  At end of year                                $ 455,066,995   $ 521,670,325
                                                =============   =============

    The accompanying notes are an integral part of the financial statements

                                          SUPPLEMENTARY DATA
-----------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------
                                                              1996       1995       1994       1993*
                                                              ----       ----       ----       -----
RATIOS (to average daily net assets):
  Expenses                                                    0.85%      0.84%      0.85%      0.91%+
  Net investment income                                       5.94%      4.83%      5.22%      4.57%+

PORTFOLIO TURNOVER                                             166%       103%       107%        16%
AVERAGE COMMISSION RATE PAID(1)                             $0.0374        --         --         --
LEVERAGE ANALYSIS:
  Average daily balance of debt outstanding
  during period (000'somitted)                                 $217       $232     $3,137    $15,452

   +Computed on an annualized basis.
   *For the period from the start of business, October 28, 1993, to December 31,
    1993.
(1) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.

                   ------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996

--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Total Return Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sales prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest available bid and asked prices. Options and financial futures contracts are valued at the last sale price, as quoted on the principal exchange or board of trade on which such options or contracts are traded or, in the absence of a sale, the mean between the last bid and asked prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

B. INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C. EXPENSE REDUCTION -- The Portfolio has entered into an arrangement with its custodian agent whereby interest earned on uninvested cash balances are used to offset custody fees. All significant reductions are reported as a reduction of expenses in the Statement of Operations.

D. OPTION ACCOUNTING PRINCIPLES -- Upon the writing of a covered call option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing call options which expire are treated as realized gains. Premiums received from writing call options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as writer of a call option, may have no control over whether the underlying securities may be sold and, as a result, bears the market risk for an unfavorable change in the price of the securities underlying the written option.

E. FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit an amount ("initial margin") either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. When the Portfolio enters into a closing transaction, the Portfolio will realize for book purposes a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates, security prices, commodity prices or currency exchange rates. Should interest rates, security prices, commodity prices or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

G. DELAYED DELIVERY TRANSACTIONS -- The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for are fixed. Losses may arise due to changes in the market value of the underlying securities if the counterparty does not perform under the contract.

H. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

I. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are determined on the identified cost basis.

J. USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

------------------------------------------------------------------------------
(2) INVESTMENT TRANSACTIONS
Purchases and sales of investments, other than short-term obligations, aggregated $794,432,128 and $857,511,361, respectively.

------------------------------------------------------------------------------
(3) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net asets. For the year ended December 31, 1996, the fee was equivalent to 0.75% of the Portfolio's average net assets for such period and amounted to $3,690,566. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1996, no significant amounts have been deferred.

------------------------------------------------------------------------------
(4) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a committed $120 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the banks' adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 1996.

------------------------------------------------------------------------------
(5) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation/depreciation in value of the investments owned at December 31, 1996, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $402,571,302
                                                                  ============
Gross unrealized appreciation                                     $ 66,577,466
Gross unrealized depreciation                                       11,039,667
                                                                  ------------
Net unrealized appreciation                                       $ 55,537,739
                                                                  ============
------------------------------------------------------------------------------
(6) FINANCIAL INSTRUMENTS
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  At December 31, 1996 there were no outstanding obligations under these financial instruments.

                      REPORT OF INDEPENDENT ACCOUNTANTS
------------------------------------------------------------------------------
TO THE TRUSTEES AND INVESTORS OF
TOTAL RETURN PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Total Return Portfolio, including the portfolio of investments, as of December 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years then ended and supplementary data for each of the three years then ended and for the period from October 23, 1993 (start of business) to December 31, 1993. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Total Return Portfolio as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for each of the two years then ended and the supplementary data for each of the three years then ended, and for the period from October 23, 1993 (start of business), to December 31, 1993, in conformity with generally accepted accounting principles.

                                            COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
JANUARY 30, 1997

INVESTMENT MANAGEMENT FOR TOTAL RETURN PORTFOLIO

OFFICERS                          DIRECTORS

M. DOZIER GARDNER                 DONALD R. DWIGHT
President, Trustee                President, Dwight Partners, Inc.
                                  Chairman, Newspapers of
JAMES B. HAWKES                   New England, Inc.
Vice President, Trustee
                                  SAMUEL L. HAYES, III
TIMOTHY O'BRIEN                   Jacob H. Schiff Professor of
Vice President and                Investment Banking,
Portfolio Manager                 Harvard University Graduate School
                                  of Business Administration
JAMES L. O'CONNOR
Treasurer                         NORTON H. REAMER
                                  President and Director, United Asset
THOMAS OTIS                       Management Corporation
Secretary
                                  JOHN L. THORNDIKE
                                  Director,
                                  Fiduciary Company Incorporated

                                  JACK L. TREYNOR
                                  Investment Adviser and Consultant